Basis of preparation and accounting policies (Policies)	6 Months Ended
Jun. 30, 2024
Basis of preparation and accounting policies
Basis of preparation and accounting policies

These unaudited condensed consolidated Interim financial statements for the six months ended 30 June 2024 have been prepared in accordance with International Accounting Standard 34, ‘Interim Financial Reporting’ (IAS 34), as issued by the International Accounting Standards Board (IASB), IAS 34 as adopted by the European Union, UK-adopted IAS 34 and the Disclosure Guidance and Transparency Rules sourcebook of the United Kingdom’s Financial Conduct Authority and with the requirements of the Companies Act 2006 as applicable to companies reporting under those standards.

The unaudited Interim financial statements for the six months ended 30 June 2024 were approved by the Board of Directors for publication on 25 July 2024.

This results announcement does not constitute statutory accounts of the Group within the meaning of sections 434(3) and 435(3) of the Companies Act 2006. The annual financial statements of the Group for the year ended 31 December 2023 were prepared in accordance with UK-adopted international accounting standards and with the requirements of the Companies Act 2006. The annual financial statements also comply fully with IFRS Accounting Standards as issued by the IASB and International Accounting Standards as adopted by the European Union. Except for the estimation of the interim income tax charge, the Interim financial statements have been prepared applying the accounting policies that were applied in the preparation of the Group’s published consolidated financial statements for the year ended 31 December 2023.

The comparative figures for the financial year ended 31 December 2023 are not the Group’s statutory accounts for that financial year. Those accounts have been reported on by the Group’s auditors and have been delivered to the Registrar of Companies; their report was (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report, and (iii) did not contain a statement under section 498(2) or (3) of the Companies Act 2006.

Going concern

Going concern

The Group has considerable financial resources available. As at 30 June 2024, the Group has $11.8bn in financial resources (cash and cash equivalent balances of $6.9bn and undrawn committed bank facilities of $4.9bn, with $5.4bn of borrowings due within one year. These facilities contain no financial covenants and were undrawn at 30 June 2024. The $4.9bn facilities are available until April 2029. Additionally, there are a further $2.0bn undrawn committed bank facilities available until February 2025.

The Group’s revenues are largely derived from sales of medicines covered by patents which provide a relatively high level of resilience and predictability to cash inflows, although government price interventions in response to budgetary constraints are expected to continue to adversely affect revenues in some of our significant markets. The Group, however, anticipates new revenue streams from both recently launched medicines and those in development, and the Group has a wide diversity of customers and suppliers across different geographic areas.

Consequently, the Directors believe that, overall, the Group is well placed to manage its business risks successfully. Accordingly, they continue to adopt the going concern basis in preparing the Interim financial statements.

Legal proceedings	Legal proceedings The information contained in Note 6 updates the disclosures concerning legal proceedings and contingent liabilities in the Group’s Annual Report and Form 20-F Information 2023.
Employee Benefit Trust

Employee Benefit Trust

Following an amendment to the Employee Benefit Trust (EBT) Deed on 10th June 2024, AstraZeneca obtained control and commenced consolidation of the EBT. Going forward, cash paid on purchases of AstraZeneca Ordinary shares or American Depository Receipts, will be presented within Financing activities in the Cash flow statement.